Supplement to the
Fidelity Advisor® Biotechnology Fund
Class A, Class T, Class C and Class I
September 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee for Fidelity Advisor® Biotechnology Fund has been removed.

AFBT-SUM-16-01 1.9880401.100	December 1, 2016